Quarterly Holdings Report
for
Fidelity® Fund
September 30, 2022
FID-NPRT1-1122
1.808776.118
Common Stocks - 97.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 13.7%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	2,160,000	82,015
Entertainment - 0.9%
Activision Blizzard, Inc.	659,192	49,004
Interactive Media & Services - 10.0%
Alphabet, Inc.:
Class A (a)	4,382,000	419,138
Class C (a)	430,000	41,345
Meta Platforms, Inc. Class A (a)	556,100	75,452
		535,935
Media - 1.3%
Comcast Corp. Class A	2,280,000	66,872
TOTAL COMMUNICATION SERVICES		733,826
CONSUMER DISCRETIONARY - 9.4%
Distributors - 0.2%
Genuine Parts Co.	77,900	11,632
Hotels, Restaurants & Leisure - 0.1%
Airbnb, Inc. Class A (a)	20,400	2,143
Domino's Pizza, Inc.	5,100	1,582
		3,725
Household Durables - 0.2%
NVR, Inc. (a)	2,520	10,047
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. (a)	1,524,000	172,212
Multiline Retail - 1.3%
Dollar General Corp.	282,000	67,641
Specialty Retail - 4.4%
AutoZone, Inc. (a)	18,900	40,482
Lowe's Companies, Inc.	217,800	40,905
O'Reilly Automotive, Inc. (a)	66,000	46,421
The Home Depot, Inc.	390,000	107,617
Tractor Supply Co.	16,100	2,993
		238,418
TOTAL CONSUMER DISCRETIONARY		503,675
CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	257,300	121,515
Walmart, Inc.	45,700	5,927
		127,442
Household Products - 1.4%
Procter & Gamble Co.	600,000	75,750
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	204,000	44,044
TOTAL CONSUMER STAPLES		247,236
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Chevron Corp.	285,300	40,989
Coterra Energy, Inc.	400,000	10,448
Exxon Mobil Corp.	839,500	73,297
Marathon Petroleum Corp.	118,500	11,771
Occidental Petroleum Corp.	1,044,800	64,203
PDC Energy, Inc.	582,505	33,663
Valero Energy Corp.	159,000	16,989
		251,360
FINANCIALS - 7.4%
Banks - 1.5%
JPMorgan Chase & Co.	759,300	79,347
Capital Markets - 4.7%
Ameriprise Financial, Inc.	48,000	12,094
Moody's Corp.	59,000	14,343
Morgan Stanley	760,919	60,120
MSCI, Inc.	186,559	78,689
Raymond James Financial, Inc.	375,800	37,137
S&P Global, Inc.	140,000	42,749
T. Rowe Price Group, Inc.	102,800	10,795
		255,927
Consumer Finance - 0.1%
Capital One Financial Corp.	48,600	4,479
Insurance - 1.1%
Arthur J. Gallagher & Co.	303,600	51,982
Progressive Corp.	57,200	6,647
		58,629
TOTAL FINANCIALS		398,382
HEALTH CARE - 15.9%
Biotechnology - 1.8%
Regeneron Pharmaceuticals, Inc. (a)	80,000	55,110
Vertex Pharmaceuticals, Inc. (a)	150,000	43,431
		98,541
Health Care Equipment & Supplies - 1.2%
Edwards Lifesciences Corp. (a)	365,000	30,160
Intuitive Surgical, Inc. (a)	70,100	13,140
ResMed, Inc.	102,000	22,267
		65,567
Health Care Providers & Services - 5.2%
Laboratory Corp. of America Holdings	104,200	21,341
McKesson Corp.	126,800	43,096
Molina Healthcare, Inc. (a)	70,100	23,122
Tenet Healthcare Corp. (a)	177,800	9,171
UnitedHealth Group, Inc.	356,800	180,198
		276,928
Health Care Technology - 0.2%
Doximity, Inc. (a)	359,100	10,852
Life Sciences Tools & Services - 4.3%
Charles River Laboratories International, Inc. (a)	71,820	14,134
Danaher Corp.	470,000	121,396
Mettler-Toledo International, Inc. (a)	6,400	6,938
Thermo Fisher Scientific, Inc.	171,000	86,729
West Pharmaceutical Services, Inc.	14,112	3,473
		232,670
Pharmaceuticals - 3.2%
Eli Lilly & Co.	293,000	94,742
Merck & Co., Inc.	522,000	44,955
Zoetis, Inc. Class A	196,000	29,065
		168,762
TOTAL HEALTH CARE		853,320
INDUSTRIALS - 2.8%
Building Products - 0.9%
Builders FirstSource, Inc. (a)	458,868	27,037
Carrier Global Corp.	620,000	22,047
		49,084
Commercial Services & Supplies - 0.7%
Copart, Inc. (a)	65,000	6,916
Waste Management, Inc.	179,300	28,726
		35,642
Construction & Engineering - 0.1%
Quanta Services, Inc.	50,400	6,420
Electrical Equipment - 0.1%
AMETEK, Inc.	65,375	7,414
Machinery - 0.4%
Otis Worldwide Corp.	339,700	21,673
Road & Rail - 0.4%
Old Dominion Freight Lines, Inc.	93,000	23,136
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	15,700	7,680
TOTAL INDUSTRIALS		151,049
INFORMATION TECHNOLOGY - 35.8%
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	610,000	40,846
Keysight Technologies, Inc. (a)	75,000	11,802
		52,648
IT Services - 4.5%
Accenture PLC Class A	173,000	44,513
Adyen BV (a)(b)	2,400	2,993
Automatic Data Processing, Inc.	152,113	34,406
MasterCard, Inc. Class A	232,300	66,052
Paychex, Inc.	14,700	1,649
Snowflake, Inc. (a)	69,500	11,812
Visa, Inc. Class A	470,000	83,496
		244,921
Semiconductors & Semiconductor Equipment - 5.9%
Analog Devices, Inc.	236,400	32,940
ASML Holding NV	86,400	35,886
Broadcom, Inc.	147,000	65,269
KLA Corp.	180,000	54,473
Lam Research Corp.	146,700	53,692
Monolithic Power Systems, Inc.	32,100	11,665
onsemi (a)	848,998	52,918
Texas Instruments, Inc.	70,000	10,835
		317,678
Software - 13.2%
Adobe, Inc. (a)	138,800	38,198
Cadence Design Systems, Inc. (a)	250,300	40,907
Fortinet, Inc. (a)	1,270,000	62,395
Microsoft Corp.	2,253,000	524,724
Roper Technologies, Inc.	73,500	26,434
Synopsys, Inc. (a)	50,000	15,276
		707,934
Technology Hardware, Storage & Peripherals - 11.2%
Apple, Inc.	4,343,313	600,243
TOTAL INFORMATION TECHNOLOGY		1,923,424
MATERIALS - 1.5%
Chemicals - 1.1%
CF Industries Holdings, Inc.	128,100	12,330
Sherwin-Williams Co.	153,200	31,368
The Mosaic Co.	330,000	15,949
		59,647
Metals & Mining - 0.4%
Steel Dynamics, Inc.	279,100	19,802
TOTAL MATERIALS		79,449
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
VICI Properties, Inc.	89,700	2,678
UTILITIES - 1.2%
Electric Utilities - 1.2%
NextEra Energy, Inc.	850,000	66,649
TOTAL COMMON STOCKS (Cost $2,718,678)		5,211,048

Money Market Funds - 3.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.10% (c) (Cost $205,587)	205,547,359	205,588

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $2,924,265)	5,416,636
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(43,054)
NET ASSETS - 100.0%	5,373,582

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,993,000 or 0.1% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	102,346	915,836	812,594	918	-	-	205,588	0.4%
Fidelity Securities Lending Cash Central Fund 3.10%	-	6	6	-	-	-	-	0.0%
Total	102,346	915,842	812,600	918	-	-	205,588

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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